Related Party Transactions - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2017
Schedule of Other Related Party Transactions [Line Items]
Research and development		$ 9,572,000	$ 10,601,000	$ 26,635,000	$ 18,898,000	$ 28,128,000	$ 17,831,000	$ 12,706,000
Number of shares issued		14,315,410		14,315,410		14,294,383	513,900
Grant and incentive income		$ 2,016,000	1,618,000	$ 2,977,000	3,180,000	$ 3,868,000	$ 2,390,000	2,155,000
Grant Agreement
Schedule of Other Related Party Transactions [Line Items]
Qualifying expenses incurred		0	2,600,000	0	3,300,000	8,000,000
Adimab, LLC | Adimab Collaboration Agreement
Schedule of Other Related Party Transactions [Line Items]
Payments to related party						0	100,000	200,000
Research and development						0	8,000	200,000
Adimab, LLC | Adimab Option Agreement
Schedule of Other Related Party Transactions [Line Items]
Payments to related party		16,000.0	58,000.0	100,000	100,000	100,000
Research and development		100,000	0	100,000	100,000	100,000
Owed to related party		0		0		21,000
Adimab, LLC | Adimab Option Agreement | Maximum
Schedule of Other Related Party Transactions [Line Items]
Research and development		100,000
Gates Foundation | Grant Agreement
Schedule of Other Related Party Transactions [Line Items]
Number of shares issued									8,000,000
Proceed from grant	$ 1,600,000
Grant and incentive income						1,600,000
Unearned income						0
Qualifying expenses incurred						8,000,000
EveliQure Biotechnologies GmbH | Services and Facilities Agreement
Schedule of Other Related Party Transactions [Line Items]
Payments received from related party		100,000		100,000
Other income from related party						100,000
Due from related party						100,000
EveliQure Biotechnologies GmbH | Services and Facilities Agreement | Maximum
Schedule of Other Related Party Transactions [Line Items]
Payments received from related party			100,000		100,000	100,000	100,000	100,000
Other income from related party		100,000	$ 100,000	100,000	$ 100,000		100,000	$ 100,000
Due from related party		$ 100,000		$ 100,000		$ 100,000	$ 100,000